Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Registrant Name	Nasdaq, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38855
Entity Tax Identification Number	52-1165937
Central Index Key	0001120193
Entity Address, Address Line One	151 W. 42nd Street,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	401 8700
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Four Point Five Zero Zero Senior Notes Due 2032 [Domain]
Document Information [Line Items]
Title of 12(b) Security	0.900% Senior Notes due 2033
Trading Symbol	NDAQ33
Four Point Five Zero Zero Senior Notes Due 2032
Document Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2032
Trading Symbol	NDAQ32
Four Point Five Zero Zero Senior Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	1.75% Senior Notes due 2029
Trading Symbol	NDAQ29
Zero Point Eight Seven Five Percent Senior Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes due 2030
Trading Symbol	NDAQ30
Common Stock, $.01 Par Value Per Share, Nadasq Texas, LLC
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NDAQ
Common Stock, $.01 Par Value Per Share, The Nasdaq Stock Market
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NDAQ